UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                      OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.8%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.8%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Gentex Corp.                                                                356,100    $    11,359,590
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.8%
Harley-Davidson, Inc.                                                       170,700          9,859,632
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.4%
Cheesecake Factory, Inc. (The) 1                                            502,500         17,813,625
-------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                           239,000         14,292,200
-------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                      536,150         15,526,904
-------------------------------------------------------------------------------------------------------
Starbucks Corp.  1                                                          324,500         16,763,670
                                                                                       ----------------
                                                                                            64,396,399
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Harman International Industries, Inc.                                        99,500          8,801,770
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.4%
Brunswick Corp.                                                             602,400         28,222,440
-------------------------------------------------------------------------------------------------------
MEDIA--2.4%
Getty Images, Inc.  1                                                       408,900         29,076,879
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--7.9%
Bed Bath & Beyond, Inc. 1                                                   463,900         16,950,906
-------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                         763,600         21,579,336
-------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                                                 588,897         29,168,068
-------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                              380,300         10,933,625
-------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                    319,000         15,302,430
                                                                                       ----------------
                                                                                            93,934,365
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.2%
Coach, Inc. 1                                                               468,700         26,542,481
-------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                     312,300         12,117,240
                                                                                       ----------------
                                                                                            38,659,721
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.6%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.6%
Whole Foods Market, Inc.                                                    304,300         31,078,159
-------------------------------------------------------------------------------------------------------
ENERGY--6.4%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
BJ Services Co.                                                             241,800         12,544,584
-------------------------------------------------------------------------------------------------------
Smith International, Inc. 1                                                 347,500         21,798,675
                                                                                       ----------------
                                                                                            34,343,259
-------------------------------------------------------------------------------------------------------
OIL & GAS--3.5%
Apache Corp.                                                                379,000         23,206,170
-------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                            567,600         18,639,984
                                                                                       ----------------
                                                                                            41,846,154
-------------------------------------------------------------------------------------------------------
FINANCIALS--11.3%
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Commerce Bancorp, Inc.                                                      797,300         25,888,331
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
Chicago Mercantile Exchange (The)                                            98,800         19,170,164
-------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                          452,600         22,136,666
-------------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Legg Mason, Inc.                                                            384,800    $    30,068,272
                                                                                       ----------------
                                                                                            71,375,102
-------------------------------------------------------------------------------------------------------
INSURANCE--3.2%
AMBAC Financial Group, Inc.                                                 309,800         23,157,550
-------------------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                                         323,200         14,896,288
                                                                                       ----------------
                                                                                            38,053,838
-------------------------------------------------------------------------------------------------------
HEALTH CARE--17.5%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
Gilead Sciences, Inc. 1                                                     446,700         15,991,860
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.5%
Bard (C.R.), Inc.                                                           330,400         22,493,632
-------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                     299,900         21,862,710
-------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                           270,800         12,066,848
-------------------------------------------------------------------------------------------------------
Stryker Corp.                                                               132,900          5,928,669
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                     632,000         15,983,280
-------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                              327,900         11,240,412
                                                                                       ----------------
                                                                                            89,575,551
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--8.7%
Coventry Health Care, Inc. 1                                                391,750         26,693,845
-------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Cl. A                                 1,216,800         31,855,824
-------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                    295,200         13,056,696
-------------------------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                                      645,400         32,237,730
                                                                                       ----------------
                                                                                           103,844,095
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--16.0%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
L-3 Communications Holdings, Inc.                                           289,400         20,553,188
-------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                      452,300         21,524,957
                                                                                       ----------------
                                                                                            42,078,145
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.2%
Expeditors International of Washington, Inc.                                496,900         26,608,995
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
Corporate Executive Board Co.                                               376,700         24,089,965
-------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                          394,000         17,414,800
                                                                                       ----------------
                                                                                            41,504,765
-------------------------------------------------------------------------------------------------------
MACHINERY--3.2%
Actuant Corp., Cl. A 1                                                      131,200          5,893,504
-------------------------------------------------------------------------------------------------------
Donaldson Co., Inc.                                                         531,600         17,160,048
-------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                         184,600         15,135,354
                                                                                       ----------------
                                                                                            38,188,906
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.5%
C.H. Robinson Worldwide, Inc.                                               342,500         17,649,025
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.1%
Fastenal Co.                                                                454,300         25,127,333
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.2%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
Comverse Technology, Inc. 1                                               1,000,700         25,237,654


2            |            OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
CDW Corp.                                                                   324,300    $    18,381,324
-------------------------------------------------------------------------------------------------------
National Instruments Corp.                                                  411,300         11,125,665
                                                                                       ----------------
                                                                                            29,506,989
-------------------------------------------------------------------------------------------------------
IT SERVICES--8.5%
Affiliated Computer Services, Inc., Cl. A 1                                 494,700         26,337,828
-------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                                               476,100         19,234,440
-------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                      212,200          9,803,640
-------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                              641,900         25,547,620
-------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                       192,700         12,427,223
-------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                            141,000          8,495,250
                                                                                       ----------------
                                                                                           101,846,001
-------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Zebra Technologies Corp., Cl. A 1                                           139,200          6,610,608
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.0%
Linear Technology Corp.                                                     621,200         23,798,172
-------------------------------------------------------------------------------------------------------
SOFTWARE--6.6%
Adobe Systems, Inc.                                                         353,000         23,711,010
-------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                               737,200         20,936,480
-------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                              227,200          6,761,472
-------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                     252,600         13,079,628
-------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                              236,350          7,801,914
-------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                              122,200          6,245,642
                                                                                       ----------------
                                                                                            78,536,146
                                                                                       ----------------
Total Common Stocks (Cost $948,837,215)                                                  1,192,999,884

-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
-------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D 1,2,3                      1,147,862                873
-------------------------------------------------------------------------------------------------------
BroadBand Office, Inc., Cv., Series C 1,2,3                                 211,641                 --
-------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc.:
Cv., Series D 1,2,3                                                       1,298,701                 --
Cv., Series Z 1,2,3                                                         262,439                 --
-------------------------------------------------------------------------------------------------------
MicroPhotonix Integration Corp., Cv., Series C 1,2,3                        633,383                 --
-------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C 1,2,3                                      2,330,253            265,416
-------------------------------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series B 1,2,3                                  2,329,735          1,031,141
                                                                                       ----------------
Total Preferred Stocks (Cost $62,496,986)                                                    1,297,430

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.0%
-------------------------------------------------------------------------------------------------------
Undivided interest of 0.04% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with
UBS Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $327,025 on
4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%,
5/1/19--3/1/34, with a value of $857,182,684 (Cost $327,000)              $ 327,000            327,000


3            |            OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                 VALUE
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,011,661,201)                              99.9%     1,194,624,314
-------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                 0.1            942,777

                                                                          -----------------------------
NET ASSETS                                                                    100.0%   $ 1,195,567,091
                                                                          =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $1,297,430, which represents 0.11% of the Fund's net assets, of which $1,297,430 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2005 amounts to $1,297,430. Transactions during the period in which the issuer was an affiliate are as follows:

                                          SHARES         GROSS           GROSS              SHARES
                               DECEMBER 31, 2004     ADDITIONS      REDUCTIONS      MARCH 31, 2005
--------------------------------------------------------------------------------------------------
Blaze Network Products,
Inc., 8% Cv., Series D                 1,147,862            --              --           1,147,862

BroadBand Office, Inc.,
Cv., Series C                            211,641            --              --             211,641

Centerpoint Broadband
Technologies, Inc., Cv.,
Series D                               1,298,701            --              --           1,298,701

Centerpoint Broadband
Technologies, Inc., Cv.,
Series Z                                 262,439            --              --             262,439

MicroPhotonix Integration
Corp., Cv., Series C                     633,383            --              --             633,383

Multiplex, Inc., Cv.,
Series C                               2,330,253            --              --           2,330,253

Questia Media, Inc., Cv.,
Series B                               2,329,735            --              --           2,329,735

                                                                  UNREALIZED              DIVIDEND
                                                                DEPRECIATION                INCOME
--------------------------------------------------------------------------------------------------
Blaze Network Products,
Inc., 8% Cv., Series D                                         $   7,345,444           $        --

BroadBand Office, Inc.,
Cv., Series C                                                      4,000,015                    --

Centerpoint Broadband
Technologies, Inc., Cv.,
Series D                                                          13,999,997                    --

Centerpoint Broadband
Technologies, Inc., Cv.,
Series Z                                                           6,999,992                    --

MicroPhotonix Integration
Corp., Cv., Series C                                               4,000,004                    --

Multiplex, Inc., Cv.,
Series C                                                          16,885,246                    --

Questia Media, Inc., Cv.,
Series B                                                           7,968,858                    --
                                                               -----------------------------------

                                                               $  61,199,556           $        --
                                                               ===================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 1,011,740,267
                                              ===============


4            |            OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Gross unrealized appreciation                 $   254,939,650
Gross unrealized depreciation                     (72,055,603)
                                              ---------------
Net unrealized appreciation                   $   182,884,047
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                         ACQUISITION                    VALUATION AS OF      UNREALIZED
SECURITY                                                       DATES           COST      MARCH 31, 2005    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc.,  8% Cv., Series D             10/17/00    $  7,346,317        $       873   $   7,345,444
Broadband Office, Inc., Cv., Series C                        8/28/00       4,000,015                 --       4,000,015
Centerpoint Broadband Technologies, Inc., Cv., Series D     10/24/00      13,999,997                 --      13,999,997
Centerpoint Broadband Technologies, Inc., Cv., Series Z      5/26/00       6,999,992                 --       6,999,992
MicroPhotonix Integration Corp., Cv., Series C                7/6/00       4,000,004                 --       4,000,004
Multiplex, Inc., Cv., Series C                                2/9/01      17,150,662            265,416      16,885,246
Questia Media, Inc., Cv., Series B                           8/18/00       8,999,999          1,031,141       7,968,858


5            |            OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Aggressive Growth Fund/VA


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date:    May 13, 2005


By:      /s/ Brian W. Wixted
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer

Date:    May 13, 2005